Summary - Invesco Van Kampen Municipal Income Fund, Class A, B, C And Y | Invesco Van Kampen Municipal Income Fund
Fund Summary - Invesco Van Kampen Municipal Income Fund
Investment Objective(s)
The Fund’s investment objective is to provide investors with a high level of current income exempt from federal income tax, consistent with preservation of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Invesco Van Kampen Municipal Income Fund	Class A, Invesco Van Kampen Municipal Income Fund	Class B, Invesco Van Kampen Municipal Income Fund	Class C, Invesco Van Kampen Municipal Income Fund	Class Y, Invesco Van Kampen Municipal Income Fund
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Invesco Van Kampen Municipal Income Fund		Class A, Invesco Van Kampen Municipal Income Fund	Class B, Invesco Van Kampen Municipal Income Fund	Class C, Invesco Van Kampen Municipal Income Fund	Class Y, Invesco Van Kampen Municipal Income Fund
Management Fees		0.46%	0.46%	0.46%	0.46%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses		0.11%	0.11%	0.11%	0.11%
Interest Expenses		0.07%	0.07%	0.07%	0.07%
Total Other Expenses		0.18%	0.18%	0.18%	0.18%
Total Annual Fund Operating Expenses	[1]	0.89%	1.64%	1.64%	0.64%
[1]	"Total Annual Fund Operating Expenses" have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Invesco Van Kampen Municipal Income Fund (USD $)	Expense Example, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen Municipal Income Fund	Class A	562	745	945	1,519
Class B, Invesco Van Kampen Municipal Income Fund	Class B	667	817	1,092	1,743
Class C, Invesco Van Kampen Municipal Income Fund	Class C	267	517	892	1,944
Class Y, Invesco Van Kampen Municipal Income Fund	Class Y	65	205	357	798

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Invesco Van Kampen Municipal Income Fund (USD $)	Expense Example, No Redemption, By Year, Column [Text]	1 Year	3 Years	5 Years	10 Years
Class A, Invesco Van Kampen Municipal Income Fund	Class A	562	745	945	1,519
Class B, Invesco Van Kampen Municipal Income Fund	Class B	167	517	892	1,743
Class C, Invesco Van Kampen Municipal Income Fund	Class C	167	517	892	1,944
Class Y, Invesco Van Kampen Municipal Income Fund	Class Y	65	205	357	798

Portfolio Turnover.
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Municipal Income Fund (the predecessor fund) and the Fund for the fiscal year October 1, 2009 to September 30, 2010 was 10% of the average value of the portfolio. The portfolio turnover rate of the Fund for the fiscal period October 1, 2010 to February 28, 2011 was 3% of the average value of portfolio.
Principal Investment Strategies of the Fund

Under normal market conditions, the Fund’s investment adviser, Invesco Advisers, Inc. (the Adviser), seeks to achieve the Fund’s investment objective by investing at least 80% of the Fund’s total assets in a portfolio of municipal securities that are investment grade at the time of purchase. Under normal market conditions, up to 20% of the Fund’s total assets may consist of municipal securities rated below investment grade (but not rated lower than B- by Standard and Poor’s (S&P) or B3 by Moody’s Investors Service, Inc. (Moody’s)) or unrated municipal securities determined by the Adviser to be of comparable quality at the time of purchase. Securities rated BB or below by S&P, Ba or below by Moody’s or an equivalent rating by another nationally recognized statistical rating organization (NRSRO) or unrated securities of comparable quality are regarded as below investment grade and are commonly referred to as junk bonds and involve greater risks than investments in higher-grade securities.

The Fund invests in a broad range of municipal securities represented by many localities, states, regions and economies. In selecting securities for investment, the Adviser uses a balanced credit strategy that emphasizes investment grade municipal securities in combination with municipal securities below investment grade. The Adviser believes that such an investment strategy allows the Fund to pursue an enhanced yield providing for higher income while maintaining an investment grade quality average portfolio for capital preservation. Portfolio securities are typically sold when the assessments of the Adviser regarding such securities materially change.

The Fund may invest all or a substantial portion of its assets in municipal securities that are subject to the federal alternative minimum tax. The Fund may purchase and sell options, futures contracts, options on futures contracts and interest rate swaps or other interest rate-related instruments, which are derivative instruments, for various portfolio management purposes, including to earn income, to facilitate portfolio management and to mitigate risks. In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. The Fund may purchase and sell securities on a when-issued or delayed delivery basis.

Principal Risks of Investing in the Fund

As with any mutual fund investment, loss of money is a risk of investing. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. The risks associated with an investment in the Fund can increase during times of significant market volatility. The principal risks of investing in the Fund are:

Market Risk. Market risk is the possibility that the market values of securities owned by the Fund will decline. Investments in debt securities generally are affected by changes in interest rates and the creditworthiness of the issuer. The prices of debt securities tend to fall as interest rates rise, and such declines tend to be greater among debt securities with longer maturities. As interest rates change, zero coupon bonds often fluctuate more in price than traditional debt securities and may subject the Fund to greater market risk than a fund that does not own these types of securities.

Credit Risk. Credit risk refers to an issuer’s ability to make timely payments of interest and principal. Medium-grade obligations possess speculative characteristics so that changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments than in the case of higher-rated securities. The credit quality of noninvestment grade securities is considered speculative by recognized rating agencies with respect to the issuer’s continuing ability to pay interest and principal. Lower-grade securities (also sometimes known as junk bonds) may have less liquidity and a higher incidence of default than higher-grade securities. The Fund may incur higher expenses to protect the Fund’s interest in such securities. The credit risks and market prices of lower-grade securities generally are more sensitive to negative issuer developments or adverse economic conditions than are higher-grade securities.

Income Risk. The income you receive from the Fund is based primarily on prevailing interest rates, which can vary widely over the short and long term. If interest rates drop, your income from the Fund may drop as well.

Call Risk. If interest rates fall, it is possible that issuers of securities with high interest rates will prepay or call their securities before their maturity dates. In this event, the proceeds from the called securities would likely be reinvested by the Fund in securities bearing the new, lower interest rates, resulting in a possible decline in the Fund’s income and distributions to shareholders.

Municipal Securities Risk. The yields of municipal securities may move differently and adversely compared to the yields of the overall debt securities markets. Although the interest received from municipal securities generally is exempt from federal income tax, the Fund may invest all or a substantial portion of its total assets in municipal securities subject to the federal alternative minimum tax. Accordingly, investment in the Fund could cause shareholders to be subject to (or result in an increased liability under) the federal alternative minimum tax. In addition, there could be changes in applicable tax laws or tax treatments that reduce or eliminate the current federal income tax exemption on municipal securities or otherwise adversely affect the current federal or state tax status of municipal securities.

Risks of Using Derivative Instruments. Risks of derivatives include possible imperfect correlation between the value of the instruments and the underlying assets; risks of default by the other party to certain transactions; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that the transactions may not be liquid.

Performance Information

The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a broad-based securities market benchmark/style-specific benchmark with investment objectives and strategies similar to those of the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of its future performance.

The returns for periods prior to June 1, 2010 are those of the Class A, Class B, Class C and Class I Shares of the predecessor fund. The predecessor fund was advised by Van Kampen Asset Management. Class A, Class B, Class C and Class I shares of the predecessor fund were reorganized into Class A, Class B, Class C and Class Y shares, respectively, of the Fund on June 1, 2010. Class A, Class B, Class C and Class Y shares’ returns of the Fund will be different from the predecessor fund as they have different expenses. Predecessor fund performance for Class A and Class B shares have been restated to reflect the Fund’s applicable sales charge.

Updated performance information is available on the Fund’s Web site at www.invesco.com/us.

Annual Total Returns
The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.

Class A shares year to date (ended March 31, 2011): (0.28)% Best Quarter (ended September 30, 2009): 11.97% Worst Quarter (ended December 31, 2008): (9.68)%
Average Annual Total Returns (for the periods ended December 31, 2010)
Average Annual Total Returns Invesco Van Kampen Municipal Income Fund	Column	Label	Index No Deduction for Fees, Expenses, Taxes [Text]	1 Year	5 Years	10 Years	Since Inception	Inception Date
Return Before Taxes Class A, Invesco Van Kampen Municipal Income Fund	Class A: Inception (08/01/90)	Return Before Taxes		(2.49%)	1.08%	3.09%		Aug. 01, 1990
Return Before Taxes Class B, Invesco Van Kampen Municipal Income Fund	Class B: Inception (08/24/92)			(3.23%)	1.00%	2.98%		Aug. 24, 1992
Return Before Taxes Class C, Invesco Van Kampen Municipal Income Fund	Class C: Inception (08/13/93)			0.67%	1.32%	2.82%		Aug. 13, 1993
Return Before Taxes Class Y, Invesco Van Kampen Municipal Income Fund	Class Y: Inception (08/12/05)			2.66%	2.33%		2.43%	Aug. 12, 2005
Return After Taxes on Distributions Class A, Invesco Van Kampen Municipal Income Fund	Class A: Inception (08/01/90)	Return After Taxes on Distributions		(2.49%)	1.08%	3.08%		Aug. 01, 1990
Return After Taxes on Distributions and Sale of Fund Shares Class A, Invesco Van Kampen Municipal Income Fund	Class A: Inception (08/01/90)	Return After Taxes on Distributions and Sale of Fund Shares		0.10%	1.64%	3.33%		Aug. 01, 1990
Barclays Capital Municipal Bond Index		Barclays Capital Municipal Bond Index	(reflects no deductions for fees, expenses or taxes)	2.38%	4.09%	4.83%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.